Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 4,743,956	¥ 4,744,682
Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	66,376	89,663
30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	19,383	34,345
90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	46,993	55,318
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,299,307	2,343,030
Consumer borrowers | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	14,621	9,820
Consumer borrowers | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,574	4,183
Consumer borrowers | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	10,047	5,637
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,056,959	2,113,430
Consumer borrowers | Consumer - Real Estate Loans | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,920	3,735
Consumer borrowers | Consumer - Real Estate Loans | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,739	1,473
Consumer borrowers | Consumer - Real Estate Loans | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,181	2,262
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	171,635	173,687
Consumer borrowers | Consumer-Card loans | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,878	874
Consumer borrowers | Consumer-Card loans | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	514	371
Consumer borrowers | Consumer-Card loans | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,364	503
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	70,713	55,913
Consumer borrowers | Consumer - Other | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	8,823	5,211
Consumer borrowers | Consumer - Other | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,321	2,339
Consumer borrowers | Consumer - Other | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,502	2,872
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,357,086	1,343,679
Corporate borrowers | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	26,991	52,775
Corporate borrowers | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,628	20,840
Corporate borrowers | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	21,363	31,935
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	124,499	74,085
Corporate borrowers | Non-recourse Loans | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	38,654	80,918
Corporate borrowers | Non-recourse Loans | The Americas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,494	3,556
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | The Americas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	514
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | The Americas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,494	3,042
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	296,228	278,607
Corporate borrowers | Real estate companies in Japan | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	378	928
Corporate borrowers | Real estate companies in Japan | 30 To 89 Days Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	159	578
Corporate borrowers | Real estate companies in Japan | 90 Days or More Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	219	350
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	79,645	121,851
Corporate borrowers | Real estate companies in overseas | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	15,030	36,992
Corporate borrowers | Real estate companies in overseas | 30 To 89 Days Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,412	16,113
Corporate borrowers | Real estate companies in overseas | 90 Days or More Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	13,618	20,879
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	160,530	164,132
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,484	2,511
Corporate borrowers | Commercial, industrial and other companies in Japan | 30 To 89 Days Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,366	1,243
Corporate borrowers | Commercial, industrial and other companies in Japan | 90 Days or More Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,118	1,268
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	657,530	624,086
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,605	8,788
Corporate borrowers | Commercial, industrial and other companies in overseas | 30 To 89 Days Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,691	2,392
Corporate borrowers | Commercial, industrial and other companies in overseas | 90 Days or More Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,914	6,396
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,087,563	1,057,973
Net investment in leases | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	24,764	27,068
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	632,120	652,455
Net investment in leases | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,079	8,034
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	455,443	405,518
Net investment in leases | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	17,685	19,034
Net investment in leases | 30 To 89 Days Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	9,181	9,322
Net investment in leases | 30 To 89 Days Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,648	2,252
Net investment in leases | 30 To 89 Days Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,533	7,070
Net investment in leases | 90 Days or More Past Due | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	15,583	17,746
Net investment in leases | 90 Days or More Past Due | Japan | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,431	5,782
Net investment in leases | 90 Days or More Past Due | Overseas | Past-due financing assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 11,152	¥ 11,964